LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 9, 2020

TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective March 9, 2020, Gary Herbert is no longer a portfolio manager of the funds referenced in Schedule A below. All references to Mr. Herbert in the Summary Prospectus, Statutory Prospectus and SAI are deleted in their entirety.

SCHEDULE A

Fund	Date of Summary Prospectus, Statutory Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2020
BrandywineGLOBAL – Global Flexible Income Fund	April 29, 2019
BrandywineGLOBAL – Global High Yield Fund	February 1, 2020

Please retain this supplement for future reference.

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